Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments (unaudited)
As of January 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Investment Companies (99.2%)
U.S. Stock Fund (23.6%)
Vanguard Total Stock Market Index Fund Investor Shares	29,308,824	2,766,460

International Stock Fund (16.2%)
Vanguard Total International Stock Index Fund I nvestor Shares	98,281,077	1,904,688

U.S. Bond Fund (41.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	429,376,676	4,873,425

International Bond Fund (17.8%)
Vanguard Total International Bond Index Fund Investor Shares	179,463,591	2,088,956

Total Investment Companies (Cost $8,386,788)		11,633,529
Temporary Cash Investment (0.8%)
Money Market Fund (0.8%)
1 Vanguard Market Liquidity Fund, 0.107% (Cost $95,104)	951,041	95,104
Total Investments (100.0%) (Cost $8,481,892)		11,728,633
Other Assets and Liabilities -Net (0.0%)		(1,478)
Net Assets (100%)		11,727,155
Cost is in $000.

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts

10-Year U.S. Treasury Note	March 2021	510	69,886	(425)
E-mini S&P 500 Index	March 2021	110	20,379	231
				(194)

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Futures Contracts: The fund uses stock and bond futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market and maintaining its target asset allocation.

The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of investments held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives.
These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

At January 31, 2021, 100% of the market value of the fund's investments and derivatives was determined based on Level 1 inputs.

D. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions

Oct. 31, 2020		Proceeds from		Realized	Change in	Capital Gain		Jan. 31, 2021
	Market	Purchases	Securities	Net Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market Liquidity Fund
	94,619	NA1	NA1	—	—	29	—	95,104
Vanguard Total Bond Market II Index Fund
	4,550,935	366,322	—	5	(43,837)	22,125	42,226	4,873,425
Vanguard Total International Bond Index Fund
	1,939,928	152,640	—	—	(3,612)	4,480	3,086	2,088,956
Vanguard Total International Stock Index Fund
	1,692,099	18,476	113,696	14,584	293,225	18,475	—	1,904,688
Vanguard Total Stock Market Index Fund
	2,519,054	15,517	171,722	68,585	335,026	10,383	—	2,766,460

Total	10,796,635	552,955	285,418	83,174	580,802	55,492	45,312	11,728,633
1 Not applicable—purchases and sales are for temporary cash investment purposes.